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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606
                           Telephone: (312) 407-0700


                                                               November 21, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: Van Kampen Trust
     Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A Rule 485(a) Filing (File Nos. 33-4410 and 811-4629)

Ladies and Gentlemen:

     Van Kampen Trust (the "Registrant"), on behalf of its series, Van Kampen Core Plus Fixed Income Fund (the "Fund"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder.

     The purpose of this filing is to amend the Class A Shares, Class B Shares and Class C Shares Prospectus, the Class I Shares Prospectus and the Statement of Additional Information of the Fund to include (i) routine update information to both of the prospectuses and the Statement of Additional Information and (ii) a comparative performance sub-section to the "Investment Advisory Services" section of each prospectus. The Fund notes that it filed a 485(a) filing on December 15, 2005, to which it received and responded to comments from the staff. The Fund incorporated any necessary changes in response to those staff comments in its Registration Statement that became effective on March 15, 2006. Thus, the Fund is requesting selective review of this Registration Statement.

     Should the staff have any questions regarding the foregoing, please call Alice J. Gerstel at (212) 762-7546 or the undersigned at (312) 407-0863.


                                      Very truly yours,

                                      /s/ Charles B. Taylor
                                      ---------------------
                                      Charles B. Taylor